Related Party Transactions (Details) - USD ($)			6 Months Ended		12 Months Ended
	Feb. 16, 2023	Nov. 19, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 17, 2023	Jun. 21, 2021
Related Party Transactions
Notes Payable, Related Parties, Current			$ 550,000
Proceeds from Related Party Debt			550,000
Promissory note - related party
Related Party Transactions
Notes Payable, Related Parties, Current			0	$ 0
Proceeds from Related Party Debt					$ 0	$ 0
Promissory note - related party | Related party
Related Party Transactions
Proceeds from Related Party Debt	$ 400,000				0	0
Maximum borrowing capacity of related party promissory note							$ 1,500,000
Promissory note - related party | Sponsor
Related Party Transactions
Loan conversion agreement warrant								$ 400,000
Notes Payable, Related Parties, Current					0	0
Administrative Support Agreement | Sponsor
Related Party Transactions
Administrative Fees Payable Per Month		$ 10,000
Administrative Fees Expense			60,000	$ 60,000	120,000	$ 20,000
Working Capital Loans
Related Party Transactions
Loan conversion agreement warrant								$ 400,000
Working Capital Loans | Related party
Related Party Transactions
Maximum borrowing capacity of related party promissory note			$ 1,500,000
Working Capital Loans | Sponsor
Related Party Transactions
Exercise price of warrants	$ 1.00
Proceeds from Related Party Debt	$ 550,000
Maximum borrowing capacity of related party promissory note	1,500,000
Working Capital Loans | Maximum
Related Party Transactions
Conversion amount	$ 1,500,000
Working Capital Loans | Maximum | Related party
Related Party Transactions
Proceeds from Related Party Debt					$ 1,500,000
Working Capital Loans | Working capital loans warrant | Related party
Related Party Transactions
Price of warrant			$ 1.00		$ 1.00
Notes Payable, Related Parties, Current					$ 0